Subsequent events (Details) - € / shares		1 Months Ended		12 Months Ended
	Jan. 29, 2025	Nov. 30, 2024	Aug. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Feb. 28, 2025
Subsequent Event [Line Items]
Dividends declared (in EUR per share)					€ 6.10
Dividend payable, increase (in percentage)				4.90%
Dividends paid (in EUR per share)		€ 1.52	€ 1.52
Subsequent Event
Subsequent Event [Line Items]
Dividends declared (in EUR per share)	€ 6.40
Dividends payable (in EUR per share)	€ 1.84					€ 1.52